NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of basic and diluted net loss per share

	Years Ended December 31,
	2021	2020
Numerator:
Net loss	$(70,526)	$(25,643)

Denominator – basic and diluted:
Weighted average common shares outstanding	64,509,718	59,710,047

Net loss per share – basic and diluted	$(1.09)	$(0.43)

Schedule of anti-dilutive net loss per share

	December 31,
	2021	2020
Stock options outstanding (a)	5,489,492	5,500,135
Non-vested RSUs and RSAs	3,314,715	337,187
Warrants (b)	—	—
Convertible Notes (b)	—	—